JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 7.3%
ANZ Group Holdings Ltd.	904,077	23,000,036
APA Group	393,215	2,420,825
Aristocrat Leisure Ltd.	188,354	6,997,302
ASX Ltd.	58,351	2,322,625
BHP Group Ltd.	1,456,356	50,160,344
BlueScope Steel Ltd.	132,079	2,756,629
Brambles Ltd.	413,790	6,423,142
Cochlear Ltd.	18,758	3,496,366
Coles Group Ltd.	403,435	5,960,688
Commonwealth Bank of Australia	504,755	52,252,674
Computershare Ltd.	166,984	3,792,302
CSL Ltd.	145,612	18,348,544
Evolution Mining Ltd.	602,979	5,790,545
Fortescue Ltd.	477,972	6,921,450
Glencore plc	2,887,335	19,683,992
Goodman Group, REIT	586,782	12,465,416
GPT Group (The), REIT	576,840	2,119,318
Insurance Australia Group Ltd.	719,796	3,794,865
Lottery Corp. Ltd. (The)	670,920	2,390,103
Macquarie Group Ltd.	109,522	16,073,429
Medibank Pvt Ltd.	830,146	2,663,661
Mirvac Group, REIT	1,189,411	1,651,813
National Australia Bank Ltd.	926,615	27,834,979
Northern Star Resources Ltd.	432,383	7,948,626
Orica Ltd.	146,907	2,617,032
Origin Energy Ltd.	519,292	4,258,874
Pro Medicus Ltd.	16,593	2,121,304
Qantas Airways Ltd.	223,503	1,562,651
QBE Insurance Group Ltd.	455,168	6,238,430
REA Group Ltd.	15,372	2,021,169
Rio Tinto Ltd.	111,897	11,657,967
Rio Tinto plc	322,095	29,386,123
Santos Ltd.	928,078	4,526,003
Scentre Group, REIT	1,564,549	4,433,884
SEEK Ltd.	97,820	1,420,785
SGH Ltd.	60,114	1,926,537
Sigma Healthcare Ltd.	1,677,191	3,593,954
Sonic Healthcare Ltd.	140,176	2,241,668
South32 Ltd.	1,365,267	4,324,985
Stockland, REIT	718,852	2,689,661
Suncorp Group Ltd.	325,885	3,836,297
Telstra Group Ltd.	1,201,137	4,080,616
TPG Telecom Ltd.	128,192	345,806
Transurban Group	930,901	9,004,393
Vicinity Ltd., REIT	1,092,275	1,863,474
Washington H Soul Pattinson & Co. Ltd.	76,500	2,048,181
Wesfarmers Ltd.	342,060	19,732,270
Westpac Banking Corp.	1,036,393	27,846,952

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
WiseTech Global Ltd.	52,045	2,085,268
Woodside Energy Group Ltd.	572,345	10,105,612
Woolworths Group Ltd.	368,225	7,902,252
		461,141,822
Austria — 0.4%
ANDRITZ AG	19,589	1,694,927
BAWAG Group AG (a)	22,837	3,715,031
Erste Group Bank AG	90,085	11,711,857
OMV AG	42,993	2,554,118
Raiffeisen Bank International AG	44,252	2,230,544
Telekom Austria AG	26,268	279,297
Verbund AG	20,718	1,520,195
		23,705,969
Belgium — 1.0%
Ackermans & van Haaren NV	6,597	1,951,843
Ageas SA	51,226	3,638,605
Anheuser-Busch InBev SA	294,848	21,224,060
D'ieteren Group	6,169	1,405,166
Elia Group SA/NV	12,898	1,867,383
Groupe Bruxelles Lambert NV	24,348	2,303,870
KBC Group NV	75,428	10,628,986
Lotus Bakeries NV	122	1,438,339
Sofina SA	4,559	1,328,546
Syensqo SA	21,398	1,800,938
UCB SA	36,257	11,048,440
Warehouses De Pauw CVA, REIT	53,671	1,520,802
		60,156,978
Brazil — 0.0% ^
Yara International ASA	48,987	2,251,578
Chile — 0.1%
Antofagasta plc	104,306	5,168,520
China — 0.5%
Budweiser Brewing Co. APAC Ltd. (a)	514,900	507,677
Prosus NV	394,239	22,669,244
Wharf Holdings Ltd. (The)	288,000	930,495
Wilmar International Ltd.	543,800	1,451,969
Wuxi Biologics Cayman, Inc. * (a)	1,054,000	4,987,901
		30,547,286
Denmark — 1.9%
Carlsberg A/S, Class B	27,838	3,784,554
Coloplast A/S, Class B	43,419	3,701,253
Danske Bank A/S	196,575	10,015,109
DSV A/S	57,607	16,198,231
Genmab A/S *	18,760	6,111,735
Novo Nordisk A/S, Class B	957,451	56,852,717

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Novonesis Novozymes B	104,216	6,385,686
Orsted A/S * (a)	138,592	3,117,663
Pandora A/S	23,555	1,906,627
Tryg A/S	93,066	2,261,784
Vestas Wind Systems A/S	302,417	9,166,686
		119,502,045
Finland — 1.2%
Elisa OYJ	43,270	1,914,051
Fortum OYJ (b)	131,716	3,111,443
Kesko OYJ, Class A	26,295	657,554
Kesko OYJ, Class B	81,389	2,058,604
Kone OYJ, Class B	106,881	7,680,992
Metso OYJ	211,720	4,139,286
Neste OYJ	128,979	3,294,765
Nokia OYJ	1,521,166	9,797,696
Nordea Bank Abp	977,733	18,865,352
Orion OYJ, Class A	8,172	670,995
Orion OYJ, Class B	32,195	2,662,466
Sampo OYJ, Class A	761,802	8,495,857
Stora Enso OYJ, Class R (b)	177,949	2,048,548
UPM-Kymmene OYJ	158,953	4,385,217
Wartsila OYJ Abp	145,947	5,916,700
		75,699,526
France — 8.4%
Aeroports de Paris SA	10,794	1,426,123
Air Liquide SA	173,208	32,435,353
Airbus SE	176,524	40,415,174
Amundi SA (a)	18,788	1,670,425
AXA SA	514,455	23,458,706
BioMerieux	13,566	1,575,373
BNP Paribas SA	308,650	33,375,114
Bollore SE	209,740	1,195,818
Bouygues SA	56,096	3,032,204
Bureau Veritas SA (b)	94,063	3,028,108
Capgemini SE	51,177	7,951,793
Cie de Saint-Gobain SA	136,629	13,486,038
Cie Generale des Etablissements Michelin SCA	203,790	7,567,872
Credit Agricole SA	340,264	7,368,904
Danone SA	193,479	15,161,005
Dassault Aviation SA	5,423	2,061,689
Dassault Systemes SE	200,557	5,516,285
Engie SA	528,448	15,777,575
EssilorLuxottica SA	94,107	28,768,141
Hermes International SCA	10,228	24,608,565
Kering SA	21,209	6,620,983
Legrand SA	78,679	12,561,732
L'Oreal SA	72,870	33,479,357

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
LVMH Moet Hennessy Louis Vuitton SE	77,157	49,797,486
Orange SA	551,582	10,253,932
Pernod Ricard SA	59,344	5,306,345
Publicis Groupe SA	68,487	6,845,159
Safran SA	104,785	37,438,782
Sartorius Stedim Biotech	7,759	1,733,889
Societe Generale SA	207,960	18,223,433
Thales SA	28,939	8,858,978
TotalEnergies SE	600,439	43,669,187
Veolia Environnement SA	191,550	7,184,504
Vinci SA	151,436	21,774,185
		533,628,217
Germany — 8.8%
adidas AG	53,820	9,542,479
Allianz SE (Registered)	116,403	51,254,822
BASF SE	269,035	14,585,462
Bayer AG (Registered)	276,294	14,613,655
Bayerische Motoren Werke AG	86,158	8,872,581
Bayerische Motoren Werke AG (Preference)	16,862	1,739,241
Beiersdorf AG	28,999	3,458,983
BioNTech SE, ADR *	29,897	3,400,784
Commerzbank AG	262,715	10,798,828
Continental AG	32,556	2,561,809
Daimler Truck Holding AG	132,180	6,400,019
Deutsche Bank AG (Registered)	533,576	21,055,502
Deutsche Boerse AG	55,385	14,024,888
Deutsche Post AG	280,851	15,707,577
Deutsche Telekom AG (Registered)	1,002,984	33,658,427
Dr Ing hc F Porsche AG (Preference) (a) (b)	33,227	1,616,922
E.ON SE	667,252	14,152,321
Fresenius SE & Co. KGaA	123,938	6,932,821
Hannover Rueck SE	18,103	5,118,617
Heidelberg Materials AG	38,564	10,561,553
Henkel AG & Co. KGaA	29,037	2,396,980
Henkel AG & Co. KGaA (Preference)	49,080	4,311,777
Infineon Technologies AG	381,203	18,634,162
Mercedes-Benz Group AG	210,432	14,381,817
Merck KGaA	38,958	5,804,461
MTU Aero Engines AG	15,198	6,756,657
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	39,067	23,677,594
Rheinmetall AG	13,451	28,500,620
RWE AG	198,948	12,633,976
SAP SE	309,778	61,883,869
Sartorius AG (Preference)	7,554	2,111,290
Siemens AG (Registered)	221,686	67,022,393
Siemens Energy AG *	202,735	34,542,010
Siemens Healthineers AG (a)	81,319	4,058,917

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Talanx AG	18,136	2,287,507
Volkswagen AG (Preference)	62,157	7,539,960
Vonovia SE	248,035	7,262,289
		553,863,570
Hong Kong — 1.9%
AIA Group Ltd.	3,154,600	36,396,142
CK Asset Holdings Ltd.	565,000	3,309,849
CK Infrastructure Holdings Ltd.	185,500	1,523,559
CLP Holdings Ltd.	545,500	5,156,359
Henderson Land Development Co. Ltd.	402,000	1,599,002
HKT Trust & HKT Ltd.	1,082,000	1,621,508
Hong Kong & China Gas Co. Ltd.	3,290,100	3,098,777
Hong Kong Exchanges & Clearing Ltd.	359,600	19,825,148
Link, REIT	772,200	3,550,393
MTR Corp. Ltd.	476,000	2,104,787
Power Assets Holdings Ltd.	411,000	3,188,024
Prudential plc	766,599	12,591,578
Sino Land Co. Ltd.	1,094,000	1,646,371
Sun Hung Kai Properties Ltd.	512,000	8,222,153
Swire Pacific Ltd., Class A	101,500	979,464
Swire Pacific Ltd., Class B	215,000	349,247
Swire Properties Ltd.	313,600	950,538
Techtronic Industries Co. Ltd.	442,000	6,033,964
WH Group Ltd. (a)	2,351,424	2,774,905
Wharf Real Estate Investment Co. Ltd.	429,000	1,489,386
Zijin Gold International Co. Ltd. *	121,000	3,352,191
		119,763,345
Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	59,300	4,321,660
Ireland — 0.1%
Kerry Group plc, Class A	44,230	3,931,692
Kingspan Group plc	46,748	4,070,564
		8,002,256
Israel — 0.8%
Azrieli Group Ltd.	10,400	1,394,693
Bank Hapoalim BM	397,483	9,826,349
Bank Leumi Le-Israel BM	451,738	10,859,480
Elbit Systems Ltd.	7,221	5,107,406
ICL Group Ltd.	218,051	1,183,984
Israel Discount Bank Ltd., Class A	372,872	4,392,941
Mizrahi Tefahot Bank Ltd.	42,208	3,301,892
Nice Ltd. *	19,090	2,019,226
Teva Pharmaceutical Industries Ltd. *	345,382	11,718,251
		49,804,222
Italy — 3.3%
A2A SpA	468,402	1,413,076

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Banca Mediolanum SpA	62,549	1,467,288
Banca Monte dei Paschi di Siena SpA	582,499	6,042,732
Banco BPM SpA	395,526	5,928,666
BPER Banca SpA	391,984	5,520,483
Coca-Cola HBC AG	60,783	3,301,104
Davide Campari-Milano NV	171,613	1,223,121
Enel SpA	2,339,513	25,848,254
Eni SpA	574,958	11,751,643
Ferrari NV	37,896	12,640,056
FinecoBank Banca Fineco SpA	184,037	4,878,867
Generali	264,058	10,771,038
Infrastrutture Wireless Italiane SpA (a)	95,368	843,117
Intesa Sanpaolo SpA	4,668,203	33,048,038
Leonardo SpA	120,698	8,065,842
Mediobanca Banca di Credito Finanziario SpA (b)	33,952	710,746
Moncler SpA	64,572	3,762,205
Poste Italiane SpA (a)	138,232	3,640,780
Prysmian SpA	85,755	10,157,114
Recordati Industria Chimica e Farmaceutica SpA	29,298	1,614,301
Snam SpA	646,803	4,445,275
Telecom Italia SpA *	3,740,143	2,537,065
Telecom Italia SpA *	1,816,973	1,442,725
Terna - Rete Elettrica Nazionale	423,829	4,592,747
UniCredit SpA	458,327	39,941,392
		205,587,675
Japan — 23.8%
Advantest Corp.	207,400	34,301,179
Aeon Co. Ltd.	796,500	10,894,216
AGC, Inc.	64,300	2,372,637
Aisin Corp.	172,900	3,097,504
Ajinomoto Co., Inc.	295,300	6,755,530
ANA Holdings, Inc. (b)	47,300	918,326
Asahi Group Holdings Ltd.	453,000	4,742,391
Asahi Kasei Corp.	409,400	3,971,594
Asics Corp.	215,000	5,175,627
Astellas Pharma, Inc.	541,600	7,533,600
Bandai Namco Holdings, Inc.	196,200	5,091,140
Bridgestone Corp.	330,400	7,438,711
Canon, Inc.	264,800	8,060,216
Capcom Co. Ltd.	100,100	2,551,441
Central Japan Railway Co.	296,600	8,274,574
Chiba Bank Ltd. (The)	213,200	2,886,456
Chubu Electric Power Co., Inc.	227,900	3,311,069
Chugai Pharmaceutical Co. Ltd.	198,800	11,355,601
Concordia Financial Group Ltd.	344,100	3,133,971
Dai Nippon Printing Co. Ltd.	136,100	2,441,934
Daifuku Co. Ltd.	108,000	3,874,305

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Dai-ichi Life Holdings, Inc.	1,109,600	9,757,981
Daiichi Sankyo Co. Ltd.	563,400	10,321,279
Daikin Industries Ltd.	88,200	10,569,039
Daito Trust Construction Co. Ltd.	94,300	1,914,047
Daiwa House Industry Co. Ltd.	186,500	6,354,814
Daiwa Securities Group, Inc.	422,400	4,116,031
Denso Corp.	546,400	7,581,171
Disco Corp.	27,500	11,721,891
East Japan Railway Co.	328,700	8,251,766
Eisai Co. Ltd.	81,600	2,274,962
ENEOS Holdings, Inc.	810,800	6,852,815
FANUC Corp.	281,300	11,295,488
Fast Retailing Co. Ltd.	55,400	21,136,925
Fuji Electric Co. Ltd.	41,200	2,934,786
FUJIFILM Holdings Corp.	362,700	7,245,027
Fujikura Ltd.	77,600	9,753,309
Fujitsu Ltd.	539,900	15,001,544
Hankyu Hanshin Holdings, Inc.	71,900	2,007,666
Hikari Tsushin, Inc.	3,800	1,049,489
Hitachi Construction Machinery Co. Ltd.	26,900	879,603
Hitachi Ltd.	1,376,700	47,771,677
Honda Motor Co. Ltd.	1,173,300	11,800,508
Hoya Corp.	102,000	17,111,100
Hulic Co. Ltd.	171,600	2,044,944
Ibiden Co. Ltd.	80,400	4,238,268
Idemitsu Kosan Co. Ltd.	259,900	2,205,321
IHI Corp.	319,200	7,385,073
Inpex Corp.	261,400	5,856,462
Isuzu Motors Ltd.	171,700	2,766,056
ITOCHU Corp.	2,112,400	27,044,156
Japan Airlines Co. Ltd.	43,800	827,610
Japan Exchange Group, Inc.	313,800	3,424,255
Japan Post Bank Co. Ltd.	544,100	9,667,249
Japan Post Holdings Co. Ltd.	510,800	6,146,365
Japan Post Insurance Co. Ltd.	57,900	1,793,283
Japan Real Estate Investment Corp., REIT	2,144	1,729,767
Japan Tobacco, Inc.	333,800	12,064,098
JFE Holdings, Inc.	192,400	2,590,317
Kajima Corp.	137,200	5,597,180
Kansai Electric Power Co., Inc. (The)	310,600	4,955,605
Kao Corp.	140,100	5,604,350
Kawasaki Heavy Industries Ltd.	50,500	4,215,550
Kawasaki Kisen Kaisha Ltd.	112,400	1,624,188
KDDI Corp.	873,100	14,741,399
Keyence Corp.	56,400	20,690,933
Kikkoman Corp.	263,400	2,382,603
Kioxia Holdings Corp. *	43,900	6,004,922
Kirin Holdings Co. Ltd.	244,700	3,804,414

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Komatsu Ltd.	278,200	10,648,167
Konami Group Corp.	27,300	3,986,437
Kubota Corp.	346,500	5,308,958
Kyocera Corp.	424,600	6,370,192
Kyowa Kirin Co. Ltd.	71,500	1,160,738
Lasertec Corp.	24,700	5,674,516
LY Corp.	833,200	2,133,344
M3, Inc.	135,300	1,669,472
Makita Corp.	75,000	2,605,916
Marubeni Corp.	500,000	16,574,077
MatsukiyoCocokara & Co.	115,300	1,846,171
MINEBEA MITSUMI, Inc.	113,100	2,311,418
Mitsubishi Chemical Group Corp.	428,700	2,830,365
Mitsubishi Corp.	1,128,300	29,974,807
Mitsubishi Electric Corp.	616,800	19,282,346
Mitsubishi Estate Co. Ltd.	365,900	9,325,301
Mitsubishi HC Capital, Inc.	252,900	2,207,044
Mitsubishi Heavy Industries Ltd.	1,011,900	29,794,322
Mitsubishi UFJ Financial Group, Inc.	3,442,300	62,341,322
Mitsui & Co. Ltd.	780,500	25,495,064
Mitsui Fudosan Co. Ltd.	835,700	9,582,893
Mitsui OSK Lines Ltd. (b)	100,400	3,147,033
Mizuho Financial Group, Inc.	756,400	32,841,331
MonotaRO Co. Ltd.	75,300	1,015,718
MS&AD Insurance Group Holdings, Inc.	423,700	10,794,852
Murata Manufacturing Co. Ltd.	544,900	11,069,947
NEC Corp.	382,800	12,976,789
Nexon Co. Ltd.	124,700	2,983,350
NIDEC Corp.	304,700	4,358,661
Nintendo Co. Ltd.	350,900	21,729,679
Nippon Building Fund, Inc., REIT	2,477	2,297,631
Nippon Paint Holdings Co. Ltd.	292,400	1,941,542
Nippon Sanso Holdings Corp.	59,200	1,796,314
Nippon Steel Corp.	1,575,300	6,564,358
Nippon Yusen KK	130,600	4,292,154
Nissan Motor Co. Ltd. *	654,100	1,594,280
Niterra Co. Ltd.	59,800	2,614,568
Nitori Holdings Co. Ltd.	122,100	2,087,175
Nitto Denko Corp.	193,500	4,300,215
Nomura Holdings, Inc.	884,700	8,017,451
Nomura Research Institute Ltd.	126,600	3,851,222
NTT, Inc.	8,256,000	8,296,289
Obayashi Corp.	210,900	4,760,714
Obic Co. Ltd.	98,100	2,726,587
Olympus Corp.	339,900	4,059,940
Oracle Corp.	9,900	669,884
Oriental Land Co. Ltd.	337,700	5,911,914
ORIX Corp.	335,700	10,230,593

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Osaka Gas Co. Ltd.	119,700	4,493,857
Otsuka Corp.	73,500	1,457,247
Otsuka Holdings Co. Ltd.	139,700	8,363,613
Pan Pacific International Holdings Corp.	799,500	4,733,473
Panasonic Holdings Corp.	669,200	9,175,199
Rakuten Group, Inc. *	444,600	2,665,695
Recruit Holdings Co. Ltd.	430,700	22,686,598
Renesas Electronics Corp. *	477,200	7,933,668
Resona Holdings, Inc.	669,800	7,809,959
SBI Holdings, Inc.	181,400	4,102,182
SCREEN Holdings Co. Ltd.	28,800	3,667,769
Secom Co. Ltd.	125,000	4,579,200
Sekisui Chemical Co. Ltd.	127,000	2,246,299
Sekisui House Ltd. (b)	189,100	4,214,434
Seven & i Holdings Co. Ltd.	662,000	9,480,241
Shimadzu Corp.	87,100	2,360,595
Shimano, Inc.	24,300	2,769,898
Shimizu Corp.	168,900	2,999,482
Shin-Etsu Chemical Co. Ltd.	564,500	18,563,349
Shionogi & Co. Ltd.	256,400	5,279,068
Shiseido Co. Ltd.	113,200	1,933,426
SMC Corp.	16,900	6,570,236
SoftBank Corp.	8,508,899	11,565,800
SoftBank Group Corp.	1,130,100	30,860,079
Sompo Holdings, Inc.	273,700	9,438,415
Sony Group Corp.	1,814,400	40,003,726
Square Enix Holdings Co. Ltd.	70,200	1,212,941
Subaru Corp.	172,800	3,709,700
Sumitomo Corp.	362,000	14,700,491
Sumitomo Electric Industries Ltd.	235,100	10,292,570
Sumitomo Metal Mining Co. Ltd.	79,500	4,492,420
Sumitomo Mitsui Financial Group, Inc.	1,168,000	41,102,447
Sumitomo Mitsui Trust Group, Inc.	214,300	7,157,363
Sumitomo Realty & Development Co. Ltd.	285,700	7,955,890
Suntory Beverage & Food Ltd.	37,700	1,194,300
Suzuki Motor Corp.	553,100	7,541,559
Sysmex Corp.	166,000	1,570,736
T&D Holdings, Inc.	146,200	3,610,993
Taisei Corp.	47,700	4,757,988
Takeda Pharmaceutical Co. Ltd.	472,900	16,097,381
TDK Corp.	571,600	7,375,486
Terumo Corp.	449,000	5,873,487
TIS, Inc.	70,600	2,054,355
Toho Co. Ltd.	34,400	1,750,897
Tokio Marine Holdings, Inc.	576,500	21,487,625
Tokyo Electric Power Co. Holdings, Inc. *	468,000	1,757,954
Tokyo Electron Ltd.	133,200	35,492,350
Tokyo Gas Co. Ltd.	104,100	4,618,466

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tokyu Corp.	173,200	1,953,480
TOPPAN Holdings, Inc.	84,600	2,613,274
Toray Industries, Inc.	447,800	3,303,069
Toyo Suisan Kaisha Ltd.	29,100	2,077,640
Toyota Industries Corp.	54,600	6,986,402
Toyota Motor Corp.	3,453,300	78,270,796
Toyota Tsusho Corp.	213,500	7,775,508
Trend Micro, Inc. *	38,100	1,494,585
Unicharm Corp.	346,500	2,103,270
West Japan Railway Co.	141,800	2,897,604
Yamaha Motor Co. Ltd.	292,200	2,206,607
Yaskawa Electric Corp.	76,700	2,448,210
Yokogawa Electric Corp.	75,400	2,513,752
Zensho Holdings Co. Ltd.	29,300	1,587,970
ZOZO, Inc.	123,500	1,020,043
		1,508,355,486
Luxembourg — 0.2%
ArcelorMittal SA	126,939	6,893,814
CVC Capital Partners plc (a)	234,226	4,161,440
		11,055,254
Macau — 0.1%
Galaxy Entertainment Group Ltd.	681,000	3,460,000
Sands China Ltd.	673,200	1,461,033
		4,921,033
Mexico — 0.0% ^
Fresnillo plc	55,531	2,734,711
Netherlands — 4.6%
Adyen NV * (a)	8,779	13,017,898
Argenx SE *	18,559	15,607,589
ASM International NV	13,277	11,150,474
ASML Holding NV	117,000	167,767,006
EXOR NV	25,875	2,124,496
HAL Trust	10,785	1,990,677
Heineken Holding NV	39,393	2,928,048
Heineken NV	84,751	6,996,167
ING Groep NV	877,461	25,877,137
JDE Peet's NV	46,864	1,764,296
Koninklijke Ahold Delhaize NV	261,985	10,243,656
Koninklijke KPN NV	1,170,280	5,731,464
Koninklijke Philips NV	238,774	6,856,594
NN Group NV	80,612	6,389,892
Universal Music Group NV	285,358	6,996,280
Wolters Kluwer NV	69,250	6,502,790
		291,944,464
New Zealand — 0.1%
Auckland International Airport Ltd.	457,741	2,276,505

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
New Zealand — continued
Fisher & Paykel Healthcare Corp. Ltd.	166,320	3,885,461
Meridian Energy Ltd.	388,589	1,318,245
		7,480,211
Norway — 0.6%
Aker BP ASA	92,482	2,722,476
DNB Bank ASA	220,572	6,324,541
Equinor ASA	201,390	5,413,067
Gjensidige Forsikring ASA	56,815	1,617,101
Kongsberg Gruppen ASA	131,763	4,526,204
Mowi ASA	133,584	3,079,390
Norsk Hydro ASA	386,343	3,429,908
Orkla ASA	202,980	2,415,130
Salmar ASA	21,837	1,300,840
Storebrand ASA	124,673	2,181,761
Telenor ASA	187,452	3,153,234
Var Energi ASA	247,508	904,996
Vend Marketplaces ASA, Class B	59,968	1,657,596
		38,726,244
Poland — 0.5%
Allegro.eu SA * (a)	188,272	1,546,628
Bank Polska Kasa Opieki SA	63,294	3,849,415
Dino Polska SA * (a)	144,216	1,525,740
ING Bank Slaski SA	9,893	1,081,073
KGHM Polska Miedz SA *	41,115	3,814,922
LPP SA	386	2,131,697
ORLEN SA	175,323	5,328,521
Powszechna Kasa Oszczednosci Bank Polski SA	258,478	6,723,237
Powszechny Zaklad Ubezpieczen SA	171,273	3,370,026
Santander Bank Polska SA	11,644	1,826,762
		31,198,021
Portugal — 0.1%
EDP SA	837,597	4,283,009
Galp Energia SGPS SA	125,033	2,487,863
Jeronimo Martins SGPS SA	82,971	1,956,544
		8,727,416
Russia — 0.0%
Evraz plc ‡ *	96,418	—
Singapore — 1.5%
CapitaLand Ascendas, REIT	1,095,700	2,452,023
CapitaLand Integrated Commercial Trust, REIT	1,474,858	2,768,907
CapitaLand Investment Ltd.	664,400	1,608,597
DBS Group Holdings Ltd.	614,050	28,542,490
Genting Singapore Ltd.	1,733,300	1,000,717
Jardine Cycle & Carriage Ltd.	17,800	443,971
Keppel Ltd.	426,800	3,671,688
Mapletree Pan Asia Commercial Trust, REIT	678,200	777,796

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	982,200	16,392,478
Singapore Airlines Ltd.	416,950	2,081,422
Singapore Exchange Ltd.	247,100	3,423,846
Singapore Technologies Engineering Ltd.	470,700	3,618,548
Singapore Telecommunications Ltd.	2,473,500	8,926,097
STMicroelectronics NV	194,311	5,486,967
United Overseas Bank Ltd.	404,400	12,188,277
		93,383,824
South Africa — 0.2%
Anglo American plc	321,855	14,923,713
Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	66,159	7,422,792
Aena SME SA (a)	221,553	6,880,900
Amadeus IT Group SA	131,296	8,802,960
Banco Bilbao Vizcaya Argentaria SA	1,735,505	44,053,496
Banco Santander SA	4,434,292	56,617,346
CaixaBank SA	1,073,162	14,165,942
Cellnex Telecom SA (a)	172,599	5,338,516
EDP Renovaveis SA	77,321	1,174,614
Endesa SA	93,561	3,447,960
Iberdrola SA	1,843,032	41,436,430
Industria de Diseno Textil SA	334,064	21,737,589
Naturgy Energy Group SA	31,909	1,001,562
Repsol SA	344,282	6,782,736
Telefonica SA	1,358,210	5,498,444
		224,361,287
Sweden — 3.6%
Alfa Laval AB	81,980	4,748,470
Assa Abloy AB, Class B	317,484	12,837,126
Atlas Copco AB, Class A	762,812	15,730,860
Atlas Copco AB, Class B	470,499	8,463,183
Axfood AB	32,626	1,117,507
Beijer Ref AB	113,095	1,609,894
Boliden AB *	85,632	5,996,529
Epiroc AB, Class A	187,629	5,259,840
Epiroc AB, Class B	117,551	2,931,382
EQT AB	211,210	8,016,630
Essity AB, Class A	6,646	195,855
Essity AB, Class B	180,397	5,341,311
Evolution AB (a) (b)	54,790	3,559,221
Fastighets AB Balder, Class B *	211,204	1,593,029
H & M Hennes & Mauritz AB, Class B (b)	149,192	2,987,590
Hexagon AB, Class B	635,484	7,165,106
Holmen AB, Class B (b)	24,114	903,864
Industrivarden AB, Class A	34,700	1,734,669
Industrivarden AB, Class C (b)	48,242	2,415,193
Indutrade AB	80,607	1,892,289

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Investment AB Latour, Class B	44,085	1,097,815
Investor AB, Class A	171,372	6,558,867
Investor AB, Class B	547,370	21,106,409
L E Lundbergforetagen AB, Class B	22,542	1,342,796
Lifco AB, Class B	68,095	2,339,881
Nibe Industrier AB, Class B (b)	494,440	1,894,090
Nordnet AB publ	48,068	1,555,149
Saab AB, Class B	111,248	8,679,891
Sagax AB, Class B	64,662	1,425,872
Sagax AB, Class D	33,148	126,340
Sandvik AB	293,416	11,585,927
Securitas AB, Class B	159,145	2,631,765
Skandinaviska Enskilda Banken AB, Class A	404,464	8,693,727
Skandinaviska Enskilda Banken AB, Class C	6,067	133,661
Skanska AB, Class B	98,574	2,993,910
SKF AB, Class A	4,012	106,225
SKF AB, Class B	108,370	2,833,517
SSAB AB, Class A	64,796	535,718
SSAB AB, Class B	176,252	1,449,913
Svenska Cellulosa AB SCA, Class B (b)	145,910	1,826,927
Svenska Handelsbanken AB, Class A (b)	417,974	6,589,386
Svenska Handelsbanken AB, Class B (b)	10,616	278,240
Swedbank AB, Class A	297,686	11,574,109
Swedish Orphan Biovitrum AB *	48,969	1,859,616
Tele2 AB, Class B	166,657	3,066,244
Telefonaktiebolaget LM Ericsson, Class A	16,565	180,053
Telefonaktiebolaget LM Ericsson, Class B	779,239	8,439,287
Telia Co. AB	698,122	3,189,344
Trelleborg AB, Class B	60,492	2,447,884
Volvo AB, Class A	57,141	2,076,114
Volvo AB, Class B	463,493	16,842,144
		229,960,369
Switzerland — 4.3%
ABB Ltd. (Registered)	475,135	40,908,217
Chocoladefabriken Lindt & Spruengli AG	294	4,225,215
Chocoladefabriken Lindt & Spruengli AG (Registered)	32	4,729,975
Cie Financiere Richemont SA (Registered)	160,839	31,220,411
DSM-Firmenich AG	73,588	5,802,679
EMS-Chemie Holding AG (Registered)	2,056	1,598,475
Galderma Group AG	40,347	7,520,640
Geberit AG (Registered)	9,928	7,580,929
Givaudan SA (Registered)	2,445	9,451,122
Julius Baer Group Ltd.	59,494	4,969,555
Kuehne + Nagel International AG (Registered)	14,159	3,278,691
Lonza Group AG (Registered)	21,169	14,383,282
Partners Group Holding AG	6,496	8,857,585
Sandoz Group AG	124,591	9,870,828

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Schindler Holding AG	12,273	4,735,446
Schindler Holding AG (Registered)	6,237	2,293,852
SGS SA (Registered)	45,988	5,535,091
Sika AG (Registered)	48,325	9,273,115
Sonova Holding AG (Registered)	14,702	4,023,694
Straumann Holding AG (Registered)	32,423	3,899,507
Swiss Life Holding AG (Registered)	8,565	9,391,981
Swisscom AG (Registered) (b)	7,651	6,282,094
UBS Group AG (Registered)	940,723	44,510,683
Zurich Insurance Group AG	42,804	30,451,706
		274,794,773
United Arab Emirates — 0.0%
NMC Health plc ‡ *	300	—
United Kingdom — 11.4%
3i Group plc	293,399	13,478,493
Admiral Group plc	69,512	2,616,012
Ashtead Group plc	126,344	8,133,988
Associated British Foods plc	89,887	2,349,133
AstraZeneca plc	467,195	87,045,014
Autotrader Group plc (a)	264,672	1,951,027
Aviva plc	913,950	7,967,682
BAE Systems plc	882,925	23,968,716
Barclays plc	4,191,047	27,971,330
Barratt Redrow plc	388,162	2,066,860
British American Tobacco plc	590,306	35,662,512
BT Group plc	1,869,934	4,915,164
Bunzl plc	94,241	2,642,807
Centrica plc	1,391,485	3,643,618
CK Hutchison Holdings Ltd.	803,500	6,478,867
Coca-Cola Europacific Partners plc	63,643	5,836,063
Compass Group plc	515,111	15,445,829
Diageo plc	670,229	15,422,169
Entain plc	192,549	1,597,430
Halma plc	114,437	5,558,043
HSBC Holdings plc	5,182,431	91,422,877
ICG plc	87,513	2,177,618
Imperial Brands plc	242,118	10,197,473
Informa plc	365,151	4,406,576
InterContinental Hotels Group plc	46,516	6,284,325
International Consolidated Airlines Group SA	994,285	5,712,247
Intertek Group plc	48,071	2,949,044
J Sainsbury plc	516,480	2,263,068
Kingfisher plc	514,802	2,372,409
Legal & General Group plc	1,693,761	6,149,735
Lloyds Banking Group plc	17,791,163	26,565,846
London Stock Exchange Group plc	140,013	15,617,346
M&G plc	673,337	2,854,444

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	358,153	3,079,376
National Grid plc	1,495,460	25,407,200
NatWest Group plc	2,321,091	21,156,246
Next plc	35,106	6,373,808
Pearson plc	199,431	2,623,107
Phoenix Group Holdings plc	225,816	2,288,798
Reckitt Benckiser Group plc	203,306	16,947,564
RELX plc	551,337	19,546,010
Rentokil Initial plc	715,514	4,441,064
Rightmove plc	233,704	1,582,038
Rolls-Royce Holdings plc	2,522,427	42,167,353
Sage Group plc (The)	292,793	3,839,455
Schroders plc	258,939	1,603,799
Segro plc, REIT	373,277	3,889,015
Severn Trent plc	79,605	3,197,397
Smith & Nephew plc	263,007	4,482,497
Smiths Group plc	100,556	3,453,278
Spirax Group plc	21,568	2,149,131
SSE plc	329,511	10,952,106
Standard Chartered plc	555,730	14,219,148
Tesco plc	1,963,977	11,427,992
Unilever plc	656,930	44,690,573
United Utilities Group plc	205,543	3,520,034
Vodafone Group plc	6,150,711	9,058,314
Weir Group plc (The)	78,177	3,452,980
Wise plc, Class A *	205,758	2,653,813
		721,925,861
United States — 8.9%
Alcon AG	148,245	11,999,299
Amrize Ltd. *	160,048	8,466,528
AP Moller - Maersk A/S, Class A	807	1,978,900
AP Moller - Maersk A/S, Class B (b)	1,069	2,643,345
BP plc	4,618,968	29,286,834
Buzzi SpA	23,831	1,356,499
Experian plc	276,937	10,488,916
Ferrovial SE	136,625	9,228,351
GSK plc	1,223,272	31,635,844
Haleon plc	2,684,521	14,039,786
Holcim AG	148,597	15,315,726
James Hardie Industries plc, CHDI *	174,588	3,978,322
Nestle SA (Registered)	774,301	73,888,875
Novartis AG (Registered)	557,854	82,768,697
Roche Holding AG	208,018	94,594,090
Roche Holding AG	8,748	4,042,638
Sanofi SA	339,731	32,044,696
Schneider Electric SE	163,321	46,824,453
Shell plc	1,732,463	66,595,031

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Stellantis NV	599,436	5,881,936
Swiss Re AG	88,554	14,149,498
Tenaris SA	107,730	2,393,001
		563,601,265
Total Common Stocks (Cost $4,421,052,832)		6,281,238,601
Short-Term Investments — 1.0%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (c) (d) (Cost $33,022,838)	33,022,838	33,022,838
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $29,855,102)	29,855,102	29,855,102
Total Short-Term Investments (Cost $62,877,940)		62,877,940
Total Investments — 100.3% (Cost $4,483,930,772)		6,344,116,541
Liabilities in Excess of Other Assets — (0.3)%		(18,411,704)
NET ASSETS — 100.0%		6,325,704,837

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $28,097,779.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.4%
Pharmaceuticals	8.4
Insurance	5.5
Semiconductors & Semiconductor Equipment	4.8
Aerospace & Defense	3.5
Machinery	3.4
Oil, Gas & Consumable Fuels	3.3
Capital Markets	3.2
Metals & Mining	3.2
Electrical Equipment	3.0
Automobiles	2.5
Industrial Conglomerates	2.2
Trading Companies & Distributors	2.2
Textiles, Apparel & Luxury Goods	2.1
Food Products	2.0
Chemicals	2.0
Electric Utilities	1.9
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.7
Personal Care Products	1.4
Financial Services	1.2
Software	1.2
Beverages	1.2
Professional Services	1.2
Wireless Telecommunication Services	1.1
Real Estate Management & Development	1.1
Multi-Utilities	1.1
Electronic Equipment, Instruments & Components	1.1
Consumer Staples Distribution & Retail	1.1
Construction & Engineering	1.0
Others (each less than 1.0%)	14.3
Short-Term Investments	1.0
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	287	03/20/2026	USD	43,578,080	1,820,772

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$461,141,822	$—	$461,141,822
Austria	279,297	23,426,672	—	23,705,969
Belgium	—	60,156,978	—	60,156,978
Brazil	—	2,251,578	—	2,251,578
Chile	—	5,168,520	—	5,168,520
China	930,495	29,616,791	—	30,547,286
Denmark	—	119,502,045	—	119,502,045
Finland	—	75,699,526	—	75,699,526
France	—	533,628,217	—	533,628,217
Germany	3,400,784	550,462,786	—	553,863,570
Hong Kong	349,247	119,414,098	—	119,763,345
Indonesia	—	4,321,660	—	4,321,660
Ireland	—	8,002,256	—	8,002,256
Israel	—	49,804,222	—	49,804,222
Italy	—	205,587,675	—	205,587,675
Japan	8,866,759	1,499,488,727	—	1,508,355,486
Luxembourg	—	11,055,254	—	11,055,254
Macau	—	4,921,033	—	4,921,033
Mexico	—	2,734,711	—	2,734,711
Netherlands	—	291,944,464	—	291,944,464
New Zealand	2,276,505	5,203,706	—	7,480,211
Norway	4,810,830	33,915,414	—	38,726,244
Poland	—	31,198,021	—	31,198,021
Portugal	—	8,727,416	—	8,727,416
Russia	—	—	—(a )	—(a )
Singapore	—	93,383,824	—	93,383,824
South Africa	—	14,923,713	—	14,923,713
Spain	4,449,522	219,911,765	—	224,361,287
Sweden	1,439,702	228,520,667	—	229,960,369
Switzerland	—	274,794,773	—	274,794,773
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	22,783,627	699,142,234	—	721,925,861
United States	—	563,601,265	—	563,601,265
Total Common Stocks	49,586,768	6,231,651,833	— (a)	6,281,238,601
Short-Term Investments
Investment Companies	33,022,838	—	—	33,022,838
Investment of Cash Collateral from Securities Loaned	29,855,102	—	—	29,855,102
Total Short-Term Investments	62,877,940	—	—	62,877,940
Total Investments in Securities	$112,464,708	$6,231,651,833	$— (a)	$6,344,116,541

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$1,820,772	$—	$—	$1,820,772

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$32,600,781	$113,882,008	$116,627,687	$—	$—	$29,855,102	29,855,102	$264,831	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	22,645,557	121,446,141	111,068,860	—	—	33,022,838	33,022,838	319,057	—
Total	$55,246,338	$235,328,149	$227,696,547	$—	$—	$62,877,940		$583,888	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.